Collateral Financing Arrangements (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Face Amount		$ 3,200	$ 3,200
MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense		24	20	$ 19
Debt Instrument, Face Amount					$ 2,500
Debt Instrument, Term in Years					35 years
Debt Instrument, Basis Spread on Variable Rate					0.55%
Partial repurchase		68	57
Cash Received (Paid) In Connection With Collateral Financing Arrangements			8
Increase (Decrease) in Other Receivables		8
Invested Assets On Deposit Held In Trust And Pledged As Collateral		1,211	1,181
MRC [Member] | Cash Received (Paid) Collateral Financing Arrangements MRC [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Cash Received (Paid) In Connection With Collateral Financing Arrangements		8
Increase (Decrease) in Other Receivables			(8)
Parent Company
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	six-month LIBOR plus 1.00%
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense		$ 1,152	1,171	1,151
MRC [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		3-month LIBOR plus 0.55%
MRC [Member] | Parent Company | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms		3-month LIBOR plus 1.12%
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Basis Spread on Variable Rate					1.12%
Cumulative Repayment [Member] | MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Partial repurchase		$ 1,200
Transfer Assets Held In Trust [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Invested Assets On Deposit Held In Trust And Pledged As Collateral		$ 1	$ 30	$ 467